Property, plant and equipment, net - Interest cost incurred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Interest cost incurred
Interest cost capitalized				¥ 25,912
Interest cost charged to income	$ 16,744	¥ 107,967	¥ 101,102	70,075
Total interest cost incurred	$ 16,744	¥ 107,967	¥ 101,102	¥ 95,987